Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid (received) for
Interest	$ 986	$ 1,027
Income taxes	(13)	(26)
Change in working capital
Accounts receivable and other current assets	(88)	(84)
Prepaid expenses	(15)	(15)
Inventories	(56)	(36)
Regulatory assets - current portion	(99)	(49)
Accounts payable and other current liabilities	164	(100)
Regulatory liabilities - current portion	(50)	(150)
Change in working capital	(144)	(434)
Non-cash investing and financing activities
Accrued capital expenditures	432	400
Common share dividends reinvested	356	114
Contributions in aid of construction	$ 13	$ 13